REVENUE AND DEFERRED REVENUE (Tables)	3 Months Ended
Mar. 31, 2025
Revenue And Deferred Revenue
SCHEDULE OF REVENUE FROM SOURCES
	March 31, 2025	March 31, 2024
Software development	$140,283	$245,306
Software license	36,618	37,806
Software supports	14,395	12,639
Cloud hosting	10,569	10,755
Others	827	2,462
	$202,692	$308,968

SCHEDULE OF REVENUE UNDER TIMING

The Company recognized revenues from contracts with customers in accordance with the following timing under IFRS 15:

	March 31, 2025	March 31, 2024
Revenue recognized over time	$166,074	$271,162
Revenue recognized at a point of time	36,618	37,806
	$202,692	$308,968

SCHEDULE OF DEFERRED REVENUE

Deferred revenue represents contract liabilities for customer payments received related to services yet to be provided subsequent to the reporting date. Significant changes in deferred revenue are as follows:

	March 31, 2025	December 31, 2024
Deferred revenue, beginning	$140,088	$131,794
Customer payments received attributable to contract liabilities for unearned revenue	15,807	141,126
Revenue recognized from fulfilling contract liabilities	(42,175)	(132,832)
Deferred revenue, ending	$113,720	$140,088